Offerings	Dec. 18, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value
Maximum Aggregate Offering Price	$ 5,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 794.08
Offering Note	The amount registered includes class A ordinary shares that may be purchased by the underwriters pursuant to their over-allotment option. The maximum aggregate offering amount has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative's Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	We have agreed to issue to the representative of the underwriters or its designees warrants to purchase a number of class A ordinary shares equal to five percent (5%) of the number of shares to be issued and sold in the offering at an exercise price equal to 100% of the public offering price. In accordance with Rule 457(g) under the Securities Act of 1933, as amended, because the registrant’s class A ordinary shares underlying the Representative’s Warrants are being registered hereby, no separate registration fee is required with respect to the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.0001 par value, issuable upon exercise of Representative's Warrants
Maximum Aggregate Offering Price	$ 287,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39.70
Offering Note	The maximum aggregate offering amount has been estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.